Cash and cash equivalents - Schedule of consolidated statement of cash flows (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	$ 491,671,980	$ 17,149,284	$ 17,149,284	$ 1,508,432
Changes from financing cash flows:
Proceeds from Issuance of Convertible Securities			4,980,718	12,499,363
Proceeds from issuance of preference shares liabilities			25,970,000
Capital element of lease rentals paid			(1,299,031)	(610,926)
Interest element of lease rentals paid			(205,915)	(49,400)
Increase (decrease) in amounts due to shareholders			(128,797)	4,477
Total changes from financing cash flows			29,316,975	11,843,514
Other changes:
Increase in lease liabilities from entering into new leases			4,896,384	949,810
Interest expenses (note 6(a))			205,915	49,400
Fair value loss on convertible securities (note 25)			29,054,669	2,846,750
Fair value loss on preference shares liabilities (note 26)			125,398,798
Changes in the carrying amount of preference shares liabilities (note 15)	3,752,758	340,387	5,009,847
Reclassification of Series A, Series B and Series C preference shares from equity			279,832,806
Fair value recognized in other reserve due to amendment of terms (note 25)			811,819
Vesting of shares under the Restricted Share Scheme			(4,517)	(48,622)
Total other changes			445,205,721	3,797,338
Ending of the period			491,671,980	17,149,284	$ 1,508,432
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	5,267,210	1,669,857	1,669,857	1,330,973	1,710,294
Changes from financing cash flows:
Capital element of lease rentals paid			(1,299,031)	(610,926)	(503,585)
Interest element of lease rentals paid			(205,915)	(49,400)	(64,107)
Total changes from financing cash flows			(1,504,946)	(660,326)	(567,692)
Other changes:
Increase in lease liabilities from entering into new leases			4,896,384	949,810	124,264
Interest expenses (note 6(a))			205,915	49,400	64,107
Total other changes			5,102,299	999,210	188,371
Ending of the period			5,267,210	1,669,857	1,330,973
Convertible securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period		15,346,113	15,346,113
Changes from financing cash flows:
Proceeds from Issuance of Convertible Securities			4,980,718	12,499,363
Total changes from financing cash flows			4,980,718	12,499,363
Other changes:
Fair value loss on convertible securities (note 25)			29,054,669	2,846,750
Fair value recognized in other reserve due to amendment of terms (note 25)			811,819
Converted to Series D preference shares of the Company (note 25)			(50,193,319)
Total other changes			(20,326,831)	2,846,750
Ending of the period				15,346,113
Preference shares liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	$ 486,404,770
Changes from financing cash flows:
Proceeds from issuance of preference shares liabilities			25,970,000
Total changes from financing cash flows			25,970,000
Other changes:
Fair value loss on preference shares liabilities (note 26)			125,398,798
Changes in the carrying amount of preference shares liabilities (note 15)			5,009,847
Reclassification of Series A, Series B and Series C preference shares from equity			279,832,806
Converted to Series D preference shares of the Company (note 25)			50,193,319
Total other changes			460,434,770
Ending of the period			486,404,770
Amounts due to shareholders
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period		$ 133,314	133,314	177,459
Changes from financing cash flows:
Increase (decrease) in amounts due to shareholders			(128,797)	4,477
Total changes from financing cash flows			(128,797)	4,477
Other changes:
Vesting of shares under the Restricted Share Scheme			(4,517)	(48,622)
Total other changes			$ (4,517)	(48,622)
Ending of the period				$ 133,314	$ 177,459